File # 1-36002
CERT NYS

13002607

Parasnand Madho
Director
Corporate Actions & Market Watch

NYSE EURONEXT

Received SEC
JUL 12 2013
Washington, DC 20549

July 12, 2013

Chief, Information Technology
Securities and Exchange Commission
Division of Corporation Finance
100 F Street, NE MS 3040
Washington, DC 20549

To whom it may concern:

The New York Stock Exchange certifies approval for listing and registration under the Exchange Act of 1933, NRG Yield, Inc., Class A Common Stock, $0.01 par value per share. The NYSE requests simultaneous acceleration of registration of the Securities Exchange Act of 1934, together with the 1933 Act. Adequate distribution assured. Form 8-A received on July 12, 2013. Tentative listing date – July 17, 2013.

Sincerely,

pmadho@nyx.com
NYSE Euronext, 20 Broad Street, 17th Floor, New York, NY 10005, United States
T +1 (212) 656-5404
www.nyx.com